Property, Premises and Equipment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Premises and Equipment (Textual)
Deprecation for the year			$ 12,734,842	$ 1,288,256
Depreciated property, premises and equipment			5,206,087	4,337,158
Property and equipment	$ 11,939,678	$ 165,553	12,734,842	12,216,997	$ 19,303,487
Depreciation expense	909,783	870,593
Right-of-use assets for lease	1,235,394		1,513,661	1,715,606
Interest expense	49,618	44,323
Depreciation expense leased assets	$ 278,267	$ 208,347
Aircraft [member]
Property, Premises and Equipment (Textual)
Deprecation for the year			903,232	903,232	903,232
Property and equipment			$ 11,290,405	$ 11,290,405	$ 11,290,405